Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Transactions and Carrying Value of Long-term Debt

The transactions during the year ended December 31, 2019 and 2018 and the carrying value of the long-term debt at December 31, 2019 and 2018 were as follows:

	2019	2018
Balance at January 1	$125,804	$87,020
Impact of adoption of IFRS 9	-	(110)
Stated and accreted interest	7,874	18,856
Drawdown on Credit Facility	18,677	71,721
Repayment of principal through share issuance	(141,536)	-
Repayment of principal with cash	(988)	(3,184)
Repayment of stated interest	(3,540)	(3,934)
Foreign exchange revaluation on Credit Facility balance	(1,311)	5,425
Reduction of the face value of the second OID loan by $3,917	-	(2,639)
Extinguishment of loans following a debt modification	(4,667)	(155,055)
Recognition of loans following a debt modification	8,521	107,704
Balance at December 31	$8,834	$125,804

Summary of Carrying Value of Long-term Debt

At December 31, 2019 and 2018, the carrying amount of the debt comprised the following loans:

	December 31,	December 31,
	2019	2018
Loan with the parent (formerly Third OID loan) having a principal of $10,000 maturing on April 23, 2024 with an effective interest rate of 15,05% 1)	$8,669	$-
Non-interest bearing government term loan having a principal amount of $165 repayable in equal monthly installments of $82 until January 31, 2020 with an effective interest rate of 8.8%	165	1,111
First OID loan having a face value of 63,273 maturing on September 30, 2024 with an effective interest rate of 20.06%	-	27,221
Second OID loan having a face value of $17,694 maturing on September 30, 2024 with an effective interest rate of 20.06%	-	7,612
Third OID loan having a face value of $31,370 maturing on September 30, 2024 with an effective interest rate of 20.06%	-	13,495
US dollars Credit Facility draws, expiring on September 30, 2024 bearing stated interest of 8.5% per annum (effective interest rate of 18.87%)	-	76,365
	$8,834	$125,804
Less current portion of long-term debt	(165)	(3,211)
Long-term portion of long-term debt	$8,669	$122,593

1) The Loan with the parent is secured by all the assets of the Company and requires that certain covenants be respected including maintaining an adjusted working capital ratio. The OID loans and US dollars Credit Facility that were extinguished on April 23, 2019 had similar conditions.

Summary of Gain (Loss) on Extinguishment of Liabilities
Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Comprising the following elements:
Debt to equity conversion	$87,379
Expensing of financing fees on loan extinguishment	653
Extinguishment of previous loan	(4,667)
Recognition of modified loan	8,521
Expensing of increase in the fair value of the warrants (note 19c)	408
Loss on extinguishment of liabilities due to April 23, 2019 loan modification	$92,294
Loss on extinguishment of liabilities to suppliers (note 19a)	80
Loss on extinguishments of liabilities	$92,374

Gain on extinguishment of liabilities due to November 14, 2018 debt modification
Comprising the following elements:
Extinguishment of previous loans	$(155,055)
Expensing of deferred financing fees on Credit Facility	3,245
Recognition of modified loans	107,704
Expensing of increase in the fair value of the warrants	8,778
Warrants proceeds	(10)
Expensing of legal fees incurred with the debt modification	434
Gain on extinguishment of liabilities due to November 14, 2018 debt modification	$(34,904)
Loss on extinguishment of liabilities due to set-off of principal	1,278
Gain on extinguishments of liabilities	$(33,626)

Summary by Quarter Impacting Various Drawdowns and Royalty Proceeds

The table below summarizes by quarter, the impact of the various drawdowns and the royalty proceeds on the consolidated financial statements:

			Allocation of Proceeds
Quarter	USD proceeds	CAD equivalent*	Debt *	Warrants *	Royalty liability*
Q1 2018	20,000,000	25,155,000	19,585,372	5,569,628	-
Q2 2018	11,500,000	14,768,300	12,881,631	1,886,669	-
Q3 2018	23,000,000	29,808,690	27,144,445	2,531,438	132,807
Q4 2018	10,000,000	13,280,100	12,109,314	1,170,786	-

*Exceptionally for this table Canadian dollars are not rounded to thousands of dollars.